Segment Information - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	$ 23,385	$ 24,603
Hong Kong And Macao [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	2	4
PRC [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	$ 23,383	$ 24,599